                                Filed with the Securities and Exchange Commission on August 20, 2001

Registration No. 33-87010                                                               Investment Company Act No. 811-5438
====================================================================================================================================

                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549

                                                              FORM N-4

                                      Registration Statement under The Securities Act of 1933
                                                  Post-effective Amendment No. 16
                                                                and
                                  Registration Statement under The Investment Company Act of 1940
                                                          Amendment No. 16

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                   --------------------------------------------------------------
                                                       (CLASS 1 SUB-ACCOUNTS)
                                                       ----------------------
                                                     (Exact Name of Registrant)

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                            -------------------------------------------
                                                        (Name of Depositor)

                                          ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                          -----------------------------------------------
                                        (Address of Depositor's Principal Executive Offices)

                                                           (203) 926-1888
                                                           --------------
                                                   (Depositor's Telephone Number)

                                         KATHLEEN A. CHAPMAN, ASSISTANT CORPORATE SECRETARY
                                          One Corporate Drive, Shelton, Connecticut 06484
                                          -----------------------------------------------
                                         (Name and Address of Agent for Service of Process)

                                                              Copy To:
                                                     SCOTT K. RICHARDSON, ESQ.
                                                           SENIOR COUNSEL
                                   One Corporate Drive, Shelton, Connecticut 06484 (203) 925-3830
                                   --------------------------------------------------------------

                                          Approximate Date of Proposed Sale to the Public:

             SEPTEMBER 17, 2001 or AS SOON AS PRACTICABLE FOLLOWING THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.
                           It is proposed that this filing become effective:  (check appropriate space)
                                    __ immediately upon filing pursuant to paragraph (b) of Rule 485
                                    X  on September 17, 2001 pursuant to paragraph (b) of Rule 485
                                    __ 60 days after filing pursuant to paragraph (a) (i) of Rule 485
                                    __ on _________ pursuant to paragraph (a) (i) of Rule 485
                                          -------
                                    __ 75 days after filing pursuant to paragraph (a) (ii) of Rule 485
                                    __  on ______________pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
                                    __ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

====================================================================================================================================
                                  CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
------------------------------------------------------------------------------------------------------------------------------------
   American Skandia Life Assurance
    Corporation Annuity Contracts Indefinite*            Indefinite*                                        $
====================================================================================================================================
                                   *Pursuant to Rule 24f-2 of the Investment Company Act of 1940
------------------------------------------------------------------------------------------------------------------------------------
Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940.  The Rule 24f-2 Notice for Registrant's fiscal year 2000 was filed within 90 days of the close of the fiscal year.
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ASAP2

a2 n4 cr
                                           CROSS REFERENCE SHEET PURSUANT TO RULE 495(a)
                                           ---------------------------------------------

              N-4 Item No.                                                                       Prospectus Heading
              ------------                                                                       ------------------

1.            Cover Page                                                                                 Cover Page

2.            Definitions                                                                         Glossary of Terms

3.            Synopsis or Highlights                              What are Some of the Key Features of the Annuity?
                                                                              Summary of Contract, Fees and Charges

4.            Condensed Financial Information                                 Condensed Financial Information About
                                                                                                 Separate Account B

5.            General Description of Registrant, Depositor                                 Who Is American Skandia?
              and Portfolio Companies                                                   What Are Separate Accounts?

6.            Deductions                                                       Investment Options, Fees and Charges

7.            General Description of Variable Annuity Contracts                Purchasing Your Annuity, Why Would I
                                                                                   Choose to Purchase this Annuity?
                                                                  What are Some of the Key Features of the Annuity?

8.            Annuity Period                                                           Managing Your Account Value,
                                                                                            Access to Account Value

9.            Death Benefit                                           What Triggers the Payment of a Death Benefit?
                                                        What Options are Available to my Beneficiary upon my Death?
                                                                           When Do You Determine the Death Benefit?

10.           Purchases and Contract Value                                              Managing Your Account Value

11.           Redemptions                                          Access to Account Value, Valuing Your Investment

12.           Taxes                                                                              Tax Considerations

13.           Legal Proceedings                                                                   Legal Proceedings

14.           Table of Contents of the Statement of Additional Information                    Available Information

                                                                                                        SAI Heading
                                                                                                        -----------

15.           Cover Page                                                        Statement of Additional Information

16.           Table of Contents                                                                   Table of Contents

17.           General Information and History                           General Information About American Skandia

18.           Services                                                                         Independent Auditors

19.           Purchase of Securities Being Offered                          Noted in Prospectus under Managing Your
                                                                                                      Account Value

20.           Underwriters                                                       Principal Underwriter/Distribution

                                                            (Continued)

                                           CROSS REFERENCE SHEET PURSUANT TO RULE 495(a)
                                           ---------------------------------------------

              N-4 Item No.                                                                             SAI Headings
              ------------                                                                             ------------

21.           Calculation of Performance Data                                    How Performance Data is Calculated

22.           Annuity Payments                                    Noted in Prospectus under Access to Account Value

23.           Financial Statements                                                                       Appendix A

                                                                                                     Part C Heading
                                                                                                     --------------

24.           Financial Statements and Exhibits                                                Financial Statements
                                                                                                       and Exhibits

25.           Directors and Officers of the Depositor                           Noted in Prospectus under Executive
                                                                                             Officers and Directors

26.           Persons Controlled by or Under                                               Persons Controlled By or
              Common Control with the                                                 Under Common Control with the
              Depositor or Registrant                                                       Depositor or Registrant

27.           Number of Contractowners                                                     Number of Contractowners

28.           Indemnification                                                                       Indemnification

29.           Principal Underwriters                                                         Principal Underwriters

30.           Location of Accounts and Records                                                 Location of Accounts
                                                                                                        and Records

31.           Management Services                                                               Management Services

32.           Undertakings                                                                             Undertakings

ASAP2/FUSI AS2/EVA -SUPP. (09/17/2001)                        1                                                      ASII/FSII/EVA

                                              Supplement to Prospectus Dated May 1, 2001
                                                  Supplement dated September 17, 2001

This Supplement should be retained with the current Prospectus for your variable annuity contract issued by American Skandia Life
Assurance Corporation ("American Skandia").  If you do not have a current prospectus, please contact American Skandia at
1-800-SKANDIA.

                                                   NEW OPTIONAL LIFE INSURANCE RIDER

Plus40(TM)OPTIONAL LIFE INSURANCE RIDER

---------------------------------------------------------------------------------------------------------------------------------------
The life insurance  coverage  provided under the Plus40(TM)Optional Life Insurance Rider ("Plus40(TM)rider" or the "Rider") is supported by
American  Skandia's general account and is not subject to, or registered as a security under,  either the Securities Act of 1933 or the
Investment  Company Act of 1940.  Information  about the Plus40(TM)rider is included in this  Prospectus to help you understand the Rider and the  relationship  between the Rider and the value of your Annuity.  It is also included because you can elect to pay for the Rider with taxable  withdrawals  from your Annuity.  The staff of the Securities and Exchange  Commission has not reviewed this  information.
However,  the information may be subject to certain generally  applicable  provisions of the Federal securities laws regarding accuracy and completeness.
---------------------------------------------------------------------------------------------------------------------------------------

The Plus40(TM)rider provides an income  tax-free life  insurance  benefit to your  Beneficiary(ies)  equal to 40% of the Account Value of your Annuity as of the date we receive due proof of death,  subject to certain  adjustments,  restrictions and  limitations.  The Rider may be  especially  useful in  offsetting  federal and state taxes  payable on any  taxable  gains in your  Annuity at the time of your death.  The Rider is available in addition to the death benefit  payable under the Annuity.  Whether the Rider is  appropriate  for you may depend on your particular  circumstances,  including other financial  resources that may be available to your  Beneficiary(ies)  to pay taxes on the gain in your Annuity  should you die during the  accumulation  period.  No amounts are payable  under the Rider if you die on or after the date your Account Value is applied to begin  receiving  annuity  payments or after you  surrender the Annuity.  The
Rider has no cash value.

Currently,  the  Plus40(TM)rider is only  offered and must be elected at the time that you  purchase  your  Annuity.  We may, at a later date, allow existing Annuity Owners to purchase the Plus40(TM)rider subject to our rules and any changes or restrictions.

Please refer to Appendix F for a more complete description of the Plus40(TM)rider.

                                                     APPENDIX F TO THE PROSPECTUS

                                                 Plus40(TM)OPTIONAL LIFE INSURANCE RIDER

---------------------------------------------------------------------------------------------------------------------------------------
The life insurance  coverage  provided under the Plus40(TM)Optional Life Insurance Rider ("Plus40(TM)rider" or the "Rider") is supported by
American  Skandia's general account and is not subject to, or registered as a security under,  either the Securities Act of 1933 or the
Investment  Company Act of 1940.  Information  about the Plus40(TM)rider is  included  as an  Appendix  to this  Prospectus  to help you understand the Rider and the  relationship  between the Rider and the value of your Annuity.  It is also included because you can elect to pay for the Rider  with  taxable  withdrawals  from your  Annuity.  The staff of the  Securities  and  Exchange  Commission  has not reviewed  this  information.  However,  the  information  may be subject to certain  generally  applicable  provisions  of the  Federal securities laws regarding accuracy and completeness.
---------------------------------------------------------------------------------------------------------------------------------------

The income  tax-free life insurance  payable to your  Beneficiary(ies)  under the Plus40(TM)rider is equal to 40% of the Account Value of your Annuity as of the date we receive due proof of death,  subject to certain  adjustments,  restrictions  and  limitations  described below.

ELIGIBILITY
The Plus40(TM)rider may be  purchased as a rider on your  Annuity.  The Rider must cover those  persons  upon whose death the  Annuity's death benefit  becomes  payable - the Annuity's  owner or owners,  or the  Annuitant (in the case of an entity owned  Annuity).  If the
Annuity has two Owners,  the  Rider's  death  benefit is payable  upon the first death of such  persons.  If the Annuity is owned by an entity, the Rider's death benefit is payable upon the death of the Annuitant, even if a Contingent Annuitant is named.

The minimum  allowable  age to purchase  the Plus40(TM)rider is 40; the maximum  allowable  age is 75. If the Rider is  purchased on two lives,  both persons must meet the age  eligibility  requirements.  The Plus40(TM)rider is not  available  to  purchasers  who use their
Annuity as a funding  vehicle for a Tax Sheltered  Annuity (or 403(b)) or as a funding  vehicle for a qualified  plan under Section 401 of the Internal Revenue Code ("Code").

ADJUSTMENTS, RESTRICTIONS & LIMITATIONS
|X|      If you die during the first 24 months  following the effective  date of the Plus40(TM)rider  (generally,  the Issue Date of your
         Annuity),  the death  benefit  will be limited to the amount of any charges  paid for the Rider while it was in effect.  While we will return the charges  you have paid  during the  applicable  period as the death  benefit,  your  Beneficiary(ies)  will receive no additional life insurance benefit from the Plus40(TM)rider if you die within 24 months of its effective date.
                    ----------

|X|      If you make a Purchase  Payment  within 24 months prior to the date of death,  the Account  Value used to determine the amount of the death  benefit  will be reduced by the  amount of such  Purchase  Payment(s).  If we reduce the death  benefit  payable under the  Plus40(TM)rider  based on this  provision,  we will  return  50% of any  charges  paid for the Rider  based on those
         Purchase Payments as an additional amount included in the death benefit under the Rider.

|X|      If we apply  Credits to your Annuity  based on Purchase  Payments,  such Credits are treated as Account  Value for purposes of determining  the death benefit  payable under the Plus40(TM)rider.  However,  if Credits were applied to Purchase  Payments made within 24 months  prior to the date of death,  the Account  Value used to  determine  the amount of the death  benefit will be reduced  by the  amount of such  Credits.  If we reduce  the death  benefit  payable  under the  Plus40(TM)rider  based on this provision,  we will return 50% of any charges paid for the Rider based on such  Credits as an  additional  amount  included in the death benefit under the Rider.

|X|      If you become  terminally  ill (as defined in the Rider) and elect to receive a portion of the Plus40(TM)rider's  death benefit under the  Accelerated  Death  Benefit  provision,  the amount  that will be  payable  under the Rider upon your death will be reduced.  Please refer to the Accelerated Death Benefit provision described below.

|X|      If charges for the Plus40(TM)rider are due and are unpaid as of the date the death  benefit is being  determined,  such charges will be deducted from the amount paid to your Beneficiary(ies).

|X|      If the age of any person  covered  under the  Plus40(TM)rider is  misstated,  we will  adjust any  coverage  under the Rider to conform to the facts.  For example,  if, due to the  misstatement,  we overcharged  you for coverage under the Rider,  we will add  any  additional  charges  paid  to the  amount  payable  to  your  Beneficiary(ies).  If,  due to  the  misstatement,  we undercharged  you for coverage  under the Rider,  we will reduce the death  benefit in  proportion  to the charges not paid as compared to the charges that would have been paid had there been no misstatement.

|X|

     On or after an Owner reaches the expiry date of the Rider (the  anniversary of the Annuity's  Issue Date on or  immediately  after the 95th  birthday),  coverage  will  terminate.  No charge will be made for an Owner  following the expiry date. If there are two Owners,  the expiry date applies  separately to each Owner;  therefore,  coverage may continue for one Owner and terminate as to the other Owner.

MAXIMUM BENEFIT
The Plus40(TM)rider is subject to a Maximum  Death Benefit  Amount based on the Purchase  Payments  applied to your Annuity.  The Plus40(TM)
rider may also be subject to a Per Life Maximum  Benefit  that is based on all amounts paid under any annuity  contract we issue to you
                                                                                                  ---
under which you have elected the Plus40(TM)rider or similar life insurance coverage.

|X|      The Maximum Death Benefit Amount is 100% of the Purchase  Payments  increasing at 5% per year following the date each Purchase
             ----------------------------
         Payment is applied to the Annuity until the date of death.  If Purchase  Payments are applied to the Annuity  within 24 months prior to the date of death, the Maximum Death Benefit Amount is decreased by the amount of such Purchase Payments.

|X|      The Per Life Maximum Benefit applies to Purchase  Payments applied to any such annuity  contracts more than 24 months from the
             ------------------------
         date of death that exceed  $1,000,000.  If you make Purchase  Payments in excess of  $1,000,000,  we will reduce the aggregate death  benefit  payable under all Plus40(TM)riders,  or similar  riders issued by us, based on the combined  amount of Purchase
         Payments  in excess of  $1,000,000  multiplied  by 40%. If the Per Life  Maximum  Benefit  applies,  we will reduce the amount payable under each  applicable  Plus40(TM)rider on a pro-rata  basis.  If the Per Life Maximum  Benefit applies upon your death, we will return any excess  charges  that you paid on the  portion of your  Account  Value on which no benefit is payable.  The
         Per Life Maximum Benefit does not limit the amount of Purchase Payments that you may apply to your Annuity.

ACCELERATED DEATH BENEFIT PROVISION
If you become  terminally  ill, you may request that a portion of the death benefit  payable under the Plus40(TM)rider be prepaid instead of being paid to your  Beneficiary(ies)  upon your  death.  Subject to our  requirements  and where  allowed by law, we will make a one time,  lump sum  payment.  Our  requirements  include  proof  satisfactory  to us, in writing,  of terminal  illness  after the Rider's
Effective Date.

The  maximum we will pay,  before any  reduction,  is the  lesser of 50% of the  Rider's  death  benefit or  $100,000.  If you elect to accelerate  payment of a portion of the death benefit under the Plus40(TM)rider,  the amount of the remaining death benefit is reduced by the prepaid amount  accumulating at an annualized  interest rate of 6.0%.  Eligibility  for an accelerated  payout of a portion of your
Plus40(TM)rider death benefit may be more  restrictive  than any  medically-related  waiver provision that may be applicable to you under the Annuity.

CHARGES FOR THE PLUS40(TM)RIDER
The  Plus40(TM)rider has a current  charge and a  guaranteed  maximum  charge.  The current  charge for the Plus40(TM)rider is based on a percentage of your Account Value as of the anniversary of the Issue Date of your Annuity.  The applicable  percentages  differ based on the attained  age,  last  birthday of the Owner(s) or Annuitant  (in the case of an entity owned  Annuity) as of the date the charge is due. We reserve the right to change the current  charge,  at any time,  subject to regulatory  approval  where  required.  If there are two Owners,  we calculate the current charge that applies to each Owner  individually  and deduct the combined amount as the charge for the Rider.  There is no charge based on a person's life after coverage  expires as to that person.  However,  a charge will still apply to the second of two Owners (and coverage will continue for such Owner) if such Owner has not reached the expiry date.

                                           Attained Age                  Percentage of
                                                                         Account Value
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 40-75                       .80%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 76-80                       1.60%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 81-85                       3.20%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 86-90                       4.80%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 91                         6.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 92                         7.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 93                         8.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 94                         9.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 95                        10.50%
                                   ------------------------------ ----------------------------

The charge for the  Plus40(TM)rider may also be subject to a  guaranteed  maximum  charge that will apply if the  current  charge,  when applied to the Account Value,  exceeds the guaranteed  maximum  charge.  The guaranteed  maximum charge is based on a charge per $1,000 of insurance.

We determine the charge for the Rider  annually,  in arrears.  We deduct the charge:  (1) upon your death;  (2) on each  anniversary of the  Issue  Date;  (3) on the date  that you  begin  receiving  annuity  payments;  (4) if you  surrender  your  Annuity  other  than a medically-related  surrender;  or (5) if you choose to terminate the Rider.  If the Rider  terminates for any of the preceding  reasons on a date other than the  anniversary  of the  Annuity's  Issue  Date,  the charge  will be  prorated.  During the first year after the
Annuity's  Issue Date, the charge will be prorated from the Issue Date. In all subsequent  years,  the charge will be prorated from the last anniversary of the Issue Date.

You can elect to pay the annual  charge  through a  redemption  from your  Annuity's  Account  Value or through  funds other than those within the  Annuity.  If you do not elect a method of payment,  we will  automatically  deduct the annual  charge  from your  Annuity's
Account Value.  The manner in which you elect to pay for the Rider may have tax implications.

|X|      If you elect to pay the charge through a redemption of your  Annuity's  Account  Value,  the  withdrawal  will be treated as a taxable  distribution,  and will generally be subject to ordinary  income tax on the amount of any investment  gain withdrawn.
         If you are under age 59 1/2,  the  distribution  may also be  subject to a 10%  penalty on any gain  withdrawn,  in  addition  to ordinary  income taxes.  We first deduct the amount of the charge  pro-rata from the Account Value in the variable  investment options.  We only deduct the charge pro-rata from the Fixed  Allocations to the extent there is insufficient  Account Value in the variable investment options to pay the charge.

|X|      If you  elect to pay the  charge  through  funds  other  than  those  from your  Annuity,  we  require  that  payment  be made electronically  in U.S.  currency  through a U.S.  financial  institution.  If you elect to pay the charge through  electronic transfer  of funds  and  payment  has not been  received  within 31 days from the due date,  we will  deduct  the  charge as a redemption from your Annuity, as described above.

TERMINATION
You can  terminate  the Plus40(TM)rider at any time.  Upon  termination,  you will be  required to pay a pro-rata  portion of the annual charge for the Rider.  The Plus40(TM)rider will  terminate  automatically  on the date your Account  Value is applied to begin  receiving annuity  payments,  on the date you  surrender  the Annuity  or, on the expiry date with  respect to such person who reaches the expiry date.  We may also  terminate  the  Plus40(TM)rider,  if  necessary,  to  comply  with  our  interpretation  of the Code and  applicable regulations.  Once terminated, you may not reinstate your coverage under the Plus40(TM)rider.

CHANGES IN ANNUITY DESIGNATIONS
Changes in ownership and annuitant  designations  under the Annuity may result in changes in eligibility  and charges under the Plus40(TM)
rider.  These changes may include termination of the Rider.  Please refer to the Rider for specific details.

SPOUSAL ASSUMPTION
A  spousal  beneficiary  may elect to assume  ownership  of the  Annuity  instead  of taking  the  Annuity's  Death  Benefit.  However, regardless of whether a spousal  beneficiary  assumes ownership of the Annuity,  the death benefit under the Plus40(TM)rider will be paid despite the fact that the Annuity  will  continue.  The spousal  beneficiary  can apply the death  benefit  proceeds  under the Plus40(TM)
rider to the Annuity as a new Purchase  Payment,  can purchase a new annuity  contract or use the death benefit  proceeds for any other purpose.  Certain  restrictions  may apply to an Annuity  that is used as a qualified  investment.  Spousal  beneficiaries  may also be eligible to purchase the Plus40(TM)rider,  in which case the Annuity's  Account Value,  as of the date the assumption is effective,  will be treated as the initial Purchase Payment under applicable provisions of the Rider.

TAX CONSIDERATION
The Plus40(TM)rider was designed to qualify as a life insurance  contract under the Code. As life  insurance,  under most  circumstances, the Beneficiary(ies) does not pay any Federal income tax on the death benefit payable under the Rider.

If your Annuity is being used as an  Individual  Retirement  Annuity  (IRA),  we consider the Plus40(TM)rider to be outside of your IRA, since premium for the Rider is paid for either with funds  outside of your Annuity or with  withdrawals  previously  subject to tax and any applicable tax penalty.

We believe  payments under the accelerated  payout provision of the Rider will meet the requirements of the Code and the regulations in order to qualify as tax-free  payments.  To the extent permitted by law, we will change our procedures in relation to the Rider, or the definition of terminally  ill, or any other  applicable term in order to maintain the tax-free status of any amounts paid out under the accelerated payout provision.

ASAP 2
                                                                   2

                                                                PART C

                                                           OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)      All financial statements are included in Parts A & B of this Registration Statement.

(b)      Exhibits are attached as indicated.

         (1)      Copy of the resolution of the board of directors of Depositor  authorizing  the  establishment  of the Registrant for
                  Separate Account B filed via EDGAR with Post-Effective  Amendment No. 6 to Registration Statement No. 33-87010, filed
                  March 2, 1998.

         (2)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

         (3)      (a)      Form of revised Principal  Underwriting  Agreement  between American Skandia Life Assurance  Corporation and
                           American Skandia Marketing, Incorporated,  formerly known as Skandia Life Equity Sales Corporation filed via
                           EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

                  (b)      Form of  Revised  Dealer  Agreement  filed via EDGAR with  Post-Effective  Amendment  No. 7 to  Registration
                           Statement No. 33-87010, filed April 24, 1998.

         (4)      (a)      Copy of the Form of  Annuity  filed via  EDGAR  with  Post-effective  Amendment  No. 3 to this  Registration
                           Statement No. 33-87010, filed April 25, 1996.

                  (b)      Copy of Guaranteed Minimum Death Benefit Endorsement filed via EDGAR with Post-Effective  Amendment No. 8 to this Registration Statement No. 33-87010, filed April 26, 1999.

(c)      Copy of  Performance-related  Benefits and First Year Credits Endorsement filed via EDGAR with Post-Effective  Amendment No. 8 to this Registration Statement No. 33-87010, filed April 26, 1999.

                  (d)      Copy  of  percent  Death  Benefit  Endorsement  filed  via  EDGAR  with  Pre-Effective  Amendment  No.  1 to
                           Registration Statement No. 333-49478, filed March 14, 2001.

         (5)      A copy of the  application  form  used  with the  Annuity  filed via EDGAR  with  Post-Effective  Amendment  No. 6 to
                  Registration Statement No. 33-87010, filed March 2, 1998.

         (6)      (a)      Copy of the certificate of  incorporation  of American  Skandia Life Assurance  Corporation  filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

                  (b)      Copy of the By-Laws of American  Skandia  Life  Assurance  Corporation  filed via EDGAR with  Post-Effective
                           Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (7)      Annuity Reinsurance Agreements between Depositor and:

                  (a)      Transamerica  Occidental Life Assurance Company  effective May 1, 1995, filed via EDGAR with  Post-effective
                           Amendment No. 3 to Registration Statement No. 33-87010, filed April 25, 1996.

                  (b)      PaineWebber Life Insurance Company effective January 1, 1995, filed via EDGAR with Post-effective  Amendment
                           No. 3 to Registration Statement No. 33-87010, filed April 25, 1996.

                  (c)      Connecticut  General Life Insurance Company  effective January 1, 1995, filed via EDGAR with  Post-effective
                           Amendment No. 3 to Registration Statement No. 33-87010, filed April 25, 1996.

         (8)      Agreements between Depositor and:

(a)      American  Skandia Trust filed via EDGAR with  Post-Effective  Amendment No. 4 to Registration  Statement No.  33-87010,  filed
                           February 25, 1997 (At such time, what later became American  Skandia Trust was known as the Henderson Global
                           Asset Trust).

(b)      The  Montgomery  Funds III filed via EDGAR in the Initial  Registration  Statement to  Registration  Statement No.  333-08853,
                           filed July 25, 1996.

(c)      Rydex Variable Trust filed via EDGAR with Post-Effective  Amendment No. 8 to this Registration  Statement No. 33-87010,  filed
                           April 26, 1999.

(d)      First Defined Portfolio Fund LLC filed via EDGAR with Post-Effective  Amendment No. 7 to Registration  Statement No. 33-86866,
                           filed April 26, 2000

(e)      Evergreen  Variable  Annuity  Trust filed via EDGAR with  Post-Effective  Amendment No. 9 to this  Registration  Statement No.
                           33-87010, filed April 26, 2000.

(f)      INVESCO Variable  Investment Funds, Inc. filed via EDGAR with  Post-Effective  Amendment No. 9 to this Registration  Statement
                           No. 33-87010, filed April 26, 2000.

(g)      ProFunds VP filed via EDGAR with Post-Effective  Amendment No. 9 to this Registration Statement No. 33-87010,  filed April 26,
                           2000.

                  (h)      Prudential  Series Fund,  Inc.  filed via EDGAR with  Post-Effective  Amendment No. 15 to this  Registration
                           Statement No. 33-87010, filed April 26, 2001.

(9)      Opinion and  Consent of Counsel  filed via EDGAR with  Post-Effective  Amendment  No. 15 to this  Registration  Statement  No.
                  33-87010, filed April 26, 2001.

         (10)     Consent of Ernst & Young LLP                                                                      FILED HEREWITH

         (11)     Not applicable.

         (12)     Not applicable.

         (13)     Calculation  of  Performance  Information  for  Advertisement  of  Performance  filed via EDGAR  with  Post-effective
                  Amendment No. 12 to Registration Statement No. 33-44436, filed April 29, 1996.

(14)     Financial Data Schedule

Item 25.  Directors and Officers of the Depositor:  The Directors and Officers of the Depositor are shown in Part A.

Item 26.  Persons  Controlled  by or Under  Common  Control  with the  Depositor  or  Registrant:  The  Depositor  does not directly or indirectly control any person.  The following persons are under common control with the Depositor by American Skandia, Inc.:

         (1)      American Skandia Information Services and Technology  Corporation  ("ASIST"):  The organization is a general business
                  ----------------------------------------------------------------------------
                  corporation  organized  in the State of  Delaware.  Its  primary  purpose is to  provide  various  types of  business services to American Skandia,  Inc. and all of its subsidiaries  including computer systems acquisition,  development and  maintenance,  human  resources  acquisition,  development  and  management,  accounting and financial  reporting services and general office services.

         (2)      American  Skandia  Marketing,  Incorporated  ("ASM,  Inc."):  The  organization  is a  general  business  corporation
                  ------------------------------------------------------------
                  organized  in the State of  Delaware.  It was  formed  primarily  for the  purpose  of acting as a  broker-dealer  in securities.  It acts as the principal "underwriter" of annuity contracts deemed to be securities,  as required by the
                  Securities and Exchange  Commission,  which  insurance  policies are to be issued by American  Skandia Life Assurance
                  Corporation.  It provides  securities  law  supervisory  services in relation to the  marketing of those  products of
                  American Skandia Life Assurance Corporation  registered as securities.  It also may provide such services in relation to marketing of certain  public  mutual  funds.  It also has the power to carry on a general  financial,  securities, distribution,  advisory, or investment advisory business; to act as a general agent or broker for insurance companies and to render  advisory,  managerial,  research and  consulting  services for  maintaining  and improving  managerial efficiency and operation.

         (3)      American Skandia Investment  Services,  Incorporated  ("ASISI"):  The organization is a general business  corporation
                  ----------------------------------------------------------------
                  organized in the state of Connecticut.  The organization is authorized to provide  investment  service and investment management advice in connection with the purchasing,  selling, holding or exchanging of securities or other assets to insurance companies,  insurance-related  companies, mutual funds or business trusts. It's primary role is expected to be as investment  manager for certain mutual funds [to be made  available  primarily  through the variable  insurance products of American Skandia Life Assurance Corporation.]

         (4)      Skandia Vida:  This  subsidiary of American  Skandia Life  Assurance  Corporation  was organized in March,  1995, and
                  ------------
                  began  operations  in July,  1995.  It offers  investment  oriented life  insurance  designed for  long-term  savings products through independent banks and brokers in Mexico.

Item 27.  Number of Contract Owners:  As of December 31, 2000, there were: 167,723  [172 Premier/473 Evergreen] owners of Annuities.

Item 28.  Indemnification:  Under Section  33-320a of the  Connecticut  General  Statutes,  the Depositor  must indemnify a director or officer  against  judgments,  fines,  penalties,  amounts paid in settlement and reasonable  expenses  including  attorneys'  fees, for actions  brought or threatened to be brought  against him in his capacity as a director or officer when certain  disinterested  parties determine  that he acted in good faith and in a manner he  reasonably  believed to be in the best  interests of the  Depositor.  In any criminal  action or  proceeding,  it also must be  determined  that the  director  or officer  had no reason to believe his conduct was unlawful.  The director or officer must also be  indemnified  when he is  successful on the merits in the defense of a proceeding or in circumstances  where a court  determines  that he is fairly and  reasonable  entitled to be  indemnified,  and the court  approves  the amount.  In  shareholder  derivative  suits,  the director or officer must be finally  adjudged not to have  breached  this duty to the
Depositor or a court must  determine  that he is fairly and reasonably  entitled to be  indemnified  and must approve the amount.  In a claim based upon the  director's  or  officer's  purchase or sale of the  Registrants'  securities,  the director or officer may obtain indemnification  only if a court  determines  that,  in view of all the  circumstances,  he is fairly  and  reasonably  entitled  to be indemnified  and then for such  amount as the court  shall  determine.  The  By-Laws of American  Skandia  Life  Assurance  Corporation
("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors  and officers of ASLAC and ASM,  Inc. can also be  indemnified  pursuant to indemnity  agreements  between each  director and officer and American Skandia,  Inc., a corporation  organized under the laws of the state of Delaware.  The provisions of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The directors and officers of ASLAC and ASM, Inc. are covered under a directors and officers  liability  insurance  policy issued by an unaffiliated  insurance  company to Skandia  Insurance  Company Ltd., their ultimate  parent.  Such policy will reimburse ASLAC or ASM,
Inc., as applicable,  for any payments that it shall make to directors and officers pursuant to law and, subject to certain  exclusions contained in the policy,  will pay any other  costs,  charges and  expenses,  settlements  and  judgments  arising from any  proceeding involving any director or officer of ASLAC or ASM, Inc., as applicable, in his or her past or present capacity as such.

Registrant  hereby  undertakes as follows:  Insofar as  indemnification  for liabilities  arising under the Securities Act of 1933 (the
"Act") may be permitted  to  directors,  officers and  controlling  persons of  Registrant  pursuant to the  foregoing  provisions,  or otherwise,  Registrant has been advised that in the opinion of the Securities and Exchange  Commission such  indemnification is against public policy as expressed in the Act and,  therefore,  is unenforceable.  In the event that a claim for  indemnification  against such liabilities  (other than the payment by  Registrant  of expenses  incurred  or paid by a  director,  officer or  controlling  person of
Registrant in the successful  defense of any action,  suit or proceeding) is asserted by such director,  officer or controlling  person in connection  with the  securities  being  registered,  unless in the opinion of  Registrant's  counsel the matter has been settled by controlling  precedent,  Registrant will submit to a court of appropriate  jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters:

(a)      At present, ASM, Inc. acts as principal underwriter only for annuities to be issued by ASLAC.

(b)      Directors and officers of ASM, Inc.

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Patricia J. Abram                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lori Allen                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Gordon C. Boronow                                                               Deputy Chief Executive Officer
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Brinkman                                                                 Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl Cavaliere                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Y.K. Chan                                                                       Senior Vice President and
American Skandia Life Assurance Corporation                                     Chief Information Officer
One Corporate Drive, P.O. Box 883                                               and Director
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                             Assistant Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lucinda C. Ciccarello                                                           Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                              Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy S. Cronin                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                                  President and Chief Executive Officer
American Skandia Life Assurance Corporation                                     and Chairman of the Board of Directors
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Jacob Herchler                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Ian Kennedy                                                                     Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                            Executive Vice President,
American Skandia Life Assurance Corporation                                     Chief Financial Officer
One Corporate Drive, P.O. Box 883                                               and Director
Shelton, Connecticut  06484-0883

David R. Monroe                                                                 Senior Vice President,
American Skandia Life Assurance Corporation                                     Treasurer and
One Corporate Drive, P.O. Box 883                                               Corporate Controller
Shelton, Connecticut  06484-0883

Michael A. Murray                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Polly Rae                                                                       Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Rebecca Ray                                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hayward L. Sawyer                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Guy Sullivan                                                                    Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Leslie S. Sutherland                                                            Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Amanda C. Sutyak                                                                Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Mary Toumpas                                                                    Vice President and
American Skandia Life Assurance Corporation                                     Compliance Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Bayard F. Tracy                                                                 Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Deborah G. Ullman                                                               Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk Wickman                                                                    General Counsel
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Brett M. Winson                                                                 Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 30.  Location  of  Accounts  and  Records:  Accounts  and  records are  maintained  by ASLAC at its  principal  office in Shelton,
Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a)      Registrant hereby undertakes to file a post-effective  amendment to this Registration  Statement as frequently as is necessary to ensure that the audited  financial  statements in the  Registration  Statement are never more than 16 months old so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b)      Registrant  hereby  undertakes to include  either (1) as part of any  enrollment  form or  application  to purchase a contract offered by the prospectus,  a space that an applicant or enrollee can check to request a Statement of Additional Information,  or (2) a post card or similar  written  communication  affixed to or  included in the  prospectus  that the  applicant  can remove to send for a
Statement of Additional Information.

(c)      Registrant hereby undertakes to deliver any Statement of Additional  Information and any financial  statements  required to be made available under this form promptly upon written or oral request.

(d)      American  Skandia Life Assurance  Corporation  ("Depositor")  hereby  represents that the aggregate fees and charges under the annuity contracts are reasonable in relation to the services rendered,  the expenses expected to be incurred,  and the risks assumed by the Depositor.  Depositor bases its  representation  on its assessment of all of the facts and  circumstances,  including such relevant factors as: the nature and extent of such services,  expenses and risks;  the need for Depositor to earn a profit;  the degree to which the contracts include innovative  features;  and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996,  including the range of industry practice.  This  representation  applies to all Contracts sold pursuant to this  Registration  Statement,  including those sold on the terms  specifically  described in the prospectus  contained  herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

(e)      With respect to the  restrictions  on withdrawals  for Texas  Optional  Retirement  Programs and Section 403(b) plans,  we are relying upon: 1) a no-action  letter dated November 28, 1988 from the staff of the  Securities and Exchange  Commission to the American
Council of Life  Insurance  with respect to annuities  issued under Section  403(b) of the code,  the  requirements  of which have been complied  with by us;  and 2) Rule 6c-7  under the 1940 Act with  respect  to  annuities  made  available  through  the Texas  Optional
Retirement Program, the requirements of which have been complied with by us.

                                                               EXHIBITS

As noted in Item 24(b), various exhibits are incorporated by reference or are not applicable.  The exhibits included are as follows:

No. 10(a)     Consent of Ernst & Young LLP           FILED HEREWITH

                                                              SIGNATURES

         As required by the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant  certifies that it meets the requirements  of Securities  Act Rule 485(b) for  effectiveness  of the  Registration  Statement and has duly caused this  Registration
Statement to be signed on its behalf, in the Town of Shelton and State of Connecticut, on this 20th day of August, 2001.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                        (CLASS 1 SUB-ACCOUNTS)
                                                              Registrant

                                            By: American Skandia Life Assurance Corporation
                                            -----------------------------------------------

By:  /s/ Kathleen A. Chapman                                                  Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Assistant Corporate Secretary                                     Scott K. Richardson

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                               Depositor

By:  /s/ Kathleen A. Chapman                                                  Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Assistant Corporate Secretary                                     Scott K. Richardson

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
              ---------                            -----                                       ----
                                                     (Principal Executive Officer)

          Wade A. Dokken**         President and Chief Executive Officer                   August 20, 2001
          ----------------
           Wade A. Dokken

                                    (Principal Financial Officer and Principal Accounting Officer)

       /s/ Thomas M. Mazzaferro           Executive Vice President and                        August 20, 2001
        Thomas M. Mazzaferro              Chief Financial Officer

       /s/ David R. Monroe              Senior Vice President, Treasurer                     August 20, 2001
           David R. Monroe               and Corporate Controller

                                                         (Board of Directors)

      Lincoln R. Collins*                          Thomas M. Mazzaferro*                Deborah G. Ullman*
      -------------------                          --------------------                 ------------------
      Lincoln R. Collins                            Thomas M. Mazzaferro                 Deborah G. Ullman

                                    *By:  /s/ Kathleen A. Chapman
                                          -----------------------------
                                            Kathleen A. Chapman

     *Pursuant to Powers of Attorney previously filed with Post-Effective Amendment No. 1 to Registration Statement No. 333-53596.
          **Pursuant to Power of Attorney filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-38119.